Financial Information on Subsidiaries, Summarized - Summary of Financial Information on Subsidiaries (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 09, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current Assets	$ 591,085,044	$ 672,467,353		$ 65,463
Non-current Assets	2,996,113,733	2,996,760,726
TOTAL ASSETS	3,587,198,777	3,669,228,079		5,983,136
Current Liabilities	488,183,716	593,881,208		42,535
Non-current Liabilities	1,125,160,667	1,077,855,824
Equity	1,973,854,394	1,997,491,047	$ 1,989,013,953	5,940,601	$ 1,729,760,249
TOTAL LIABILITIES AND EQUITY	3,587,198,777	3,669,228,079		$ 5,983,136
Revenues	1,494,119,513	1,481,554,138	1,599,032,140
Profit (loss)	201,326,063	318,205,236	425,542,215
Other Comprehensive Income	(55,804,195)	(106,992,988)	67,663,517
TOTAL COMPREHENSIVE INCOME	145,521,868	211,212,248	$ 493,205,732
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current Assets	40,913,391	51,279,432
Non-current Assets	172,823,608	179,693,183
TOTAL ASSETS	213,736,999	230,972,615
Current Liabilities	32,304,951	44,459,385
Non-current Liabilities	44,330,262	46,238,191
Equity	137,101,786	140,275,039
TOTAL LIABILITIES AND EQUITY	213,736,999	230,972,615
Revenues	147,472,130	162,768,187
Costs	(19,725,956)	(21,539,172)
Profit (loss)	84,888,177	93,679,208
TOTAL COMPREHENSIVE INCOME	84,888,177	93,679,208
Group Inversiones GasAtacama Holding Ltda. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Current Assets		154,726,337
Non-current Assets		601,914,918
TOTAL ASSETS		756,641,255
Current Liabilities		61,155,090
Non-current Liabilities		94,466,221
Equity		601,019,944
TOTAL LIABILITIES AND EQUITY		756,641,255
Revenues	186,194,328	271,433,788
Costs	(54,061,747)	(94,746,409)
Profit (loss)	(47,841,223)	87,093,211
Other Comprehensive Income	(4,396,031)	(5,273,886)
TOTAL COMPREHENSIVE INCOME	$ (52,237,254)	$ 81,819,325